BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2023	Jun. 16, 2023	Feb. 29, 2024	Jan. 31, 2024	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 16, 2024	Nov. 21, 2023	Nov. 12, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit						$ 102,919,859		$ 102,919,859		$ 96,499,518	$ 79,207,786
Net cash used in operating activities								6,414,590	$ 12,343,363	14,094,411	17,146,723
Loss from operations						2,083,192	$ 3,448,395	6,458,440	14,064,080	16,448,440	27,415,106
Cash						3,111,683		3,111,683		2,287,977	17,723,884
Working capital						3,499,093		3,499,093		1,238,027
Warrants for cash proceeds	$ 280,500
Cash proceeds of warrants				$ 1,817,640				2,676,980
Severance costs					$ 453,059
Reversed amount										129,760
Minimum of stockholders equity required for continued listing pursuant to exchange													$ 2,500,000
Accumulated deficit						(102,919,859)		(102,919,859)		(96,499,518)	(79,207,786)
Net cash used in operating activities								(6,414,590)	(12,343,363)	(14,094,411)	(17,146,723)
Loss from operations						$ (2,083,192)	$ (3,448,395)	$ (6,458,440)	$ (14,064,080)	(16,448,440)	$ (27,415,106)
Shares issued price												$ 1.00		$ 1.00
Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Market performance based shares		11,278
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants for cash proceeds				1,800,000
Cash proceeds of warrants				$ 1,817,640
Subsequent Event [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants to purchase			1,954,000
Cash proceeds of warrants			$ 2,700,000
Equity Distribution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional working capital										$ 2,400,000
Kanubaddi Separation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salaries and benefit		$ 550,974
Performance bonus		129,760
Mr Kanubaddi Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expense related to acceleration of vesting		$ 231,273